Investment Portfolio	as of January 31, 2021 (Unaudited)
DWS Global Macro Fund
	Shares	Value ($)

Common Stocks 53.1%
China 2.1%
Alibaba Group Holding Ltd. (ADR)*	8,879	2,253,757
Tencent Holdings Ltd.	19,000	1,672,961
(Cost $2,809,340)		3,926,718
France 5.4%
AXA SA	126,947	2,814,909
Bureau Veritas SA*	12,950	339,833
Capgemini SE	5,831	842,996
Cie de Saint-Gobain*	18,091	899,099
EssilorLuxottica SA	5,883	834,163
LVMH Moet Hennessy Louis Vuitton SE	1,186	716,408
Sanofi	18,825	1,768,942
Veolia Environnement SA	77,886	2,083,300
(Cost $9,613,928)		10,299,650
Germany 15.1%
BASF SE	44,993	3,477,540
Bayer AG (Registered)	40,233	2,426,276
Deutsche Post AG (Registered)	22,725	1,122,482
Deutsche Telekom AG (Registered)	218,340	3,890,001
E.ON SE	392,485	4,150,656
Evonik Industries AG	61,601	2,024,791
HeidelbergCement AG	24,262	1,785,657
Infineon Technologies AG	63,080	2,527,141
Volkswagen AG (Preference)	18,930	3,578,489
Vonovia SE (REIT)	58,685	3,925,700
(Cost $25,369,355)		28,908,733
Ireland 0.8%
Johnson Controls International PLC (Cost $1,404,024)	30,169	1,503,020
Japan 1.8%
Panasonic Corp.	138,800	1,793,162
Secom Co., Ltd.	7,500	680,597
Takeda Pharmaceutical Co., Ltd.	29,700	1,048,596
(Cost $3,134,815)		3,522,355
Korea 1.1%
Samsung Electronics Co., Ltd. (Cost $1,358,506)	28,357	2,071,363
Netherlands 0.6%
Koninklijke Ahold Delhaize NV (Cost $1,066,789)	42,535	1,216,711
Spain 1.4%
Red Electrica Corp. SA (Cost $2,706,998)	139,509	2,648,771

Switzerland 3.7%
Alcon, Inc.*	8,658	618,136
Nestle SA (Registered)	16,305	1,828,738
Novartis AG (Registered)	13,433	1,213,460
Roche Holding AG (Genusschein)	5,185	1,785,952
TE Connectivity Ltd. (a)	12,717	1,531,127
(Cost $5,222,276)		6,977,413
Taiwan 3.5%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $3,446,043)	321,000	6,688,369
United Kingdom 2.7%
Compass Group PLC*	61,953	1,108,298
Linde PLC (a)	5,418	1,329,577
Smith & Nephew PLC	38,283	807,136
Vodafone Group PLC	1,158,789	1,984,852
(Cost $5,517,512)		5,229,863
United States 14.9%
AbbVie, Inc.	9,179	940,730
Alphabet, Inc.*	2,561	4,679,869
Amazon.com, Inc.*	624	2,000,669
American Express Co.	11,957	1,390,121
AT&T, Inc.	96,511	2,763,110
Broadcom, Inc.	4,167	1,877,233
Cisco Systems, Inc.	30,837	1,374,713
CVS Health Corp.	5,223	374,228
Darling Ingredients, Inc.*	5,248	325,428
Johnson & Johnson	25,612	4,178,085
JPMorgan Chase & Co.	15,410	1,982,805
MasterCard, Inc.	1,785	564,578
Microsoft Corp.	14,863	3,447,621
Pfizer, Inc.	18,283	656,360
Pinterest, Inc.*	13,413	918,925
Visa, Inc.	5,013	968,762
(Cost $23,104,983)		28,443,237
Total Common Stocks (Cost $84,754,569)		101,436,203
		Principal Amount ($) (b)	Value ($)

Bonds 20.4%
France 1.6%
BNP Paribas SA, REG S, 3-month EURIBOR plus 0.85%, 0.313% (c), 9/22/2022	EUR	357,000	438,362
CMA CGM SA:
REG S, 5.25%, 1/15/2025	EUR	1,200,000	1,457,789
REG S, 6.5%, 7/15/2022	EUR	1,000,000	1,230,476
(Cost $2,582,761)			3,126,627
Germany 1.7%
Hapag-Lloyd AG, REG S, 5.125%, 7/15/2024	EUR	329,062	413,309
Kreditanstalt fuer Wiederaufbau, 1.0%, 10/12/2021	NOK	23,400,000	2,743,512
(Cost $2,990,383)			3,156,821

Norway 0.9%
Norway Government Bond, Series 475, REG S, 144A, 2.0%, 5/24/2023 (Cost $1,512,397)	NOK	13,708,000	1,659,411
Oman 1.4%
Oman Government International Bond:
REG S, 4.75%, 6/15/2026		1,000,000	1,020,060
REG S, 5.625%, 1/17/2028		1,600,000	1,656,000
(Cost $2,244,681)			2,676,060
Russia 1.4%
Russian Federal Bond - OFZ:
7.0%, 8/16/2023	RUB	100,000,000	1,385,174
7.6%, 4/14/2021	RUB	100,000,000	1,329,995
(Cost $3,226,088)			2,715,169
Turkey 1.1%
Republic of Turkey:
3.25%, 6/14/2025	EUR	200,000	244,520
4.35%, 11/12/2021	EUR	1,000,000	1,240,466
5.125%, 3/25/2022		200,000	204,664
5.625%, 3/30/2021		208,000	208,800
6.25%, 9/26/2022		200,000	209,252
7.375%, 2/5/2025		80,000	89,288
(Cost $2,018,035)			2,196,990
United States 12.3%
AbbVie, Inc., 2.95%, 11/21/2026		3,000,000	3,294,574
Anheuser-Busch InBev Worldwide, Inc., 4.0%, 4/13/2028		170,000	196,821
Coty, Inc.:
REG S, 4.0%, 4/15/2023	EUR	1,000,000	1,134,887
144A, 6.5%, 4/15/2026		900,000	850,500
DISH DBS Corp., 7.75%, 7/1/2026		40,000	43,700
Howmet Aerospace, Inc., 5.125%, 10/1/2024		1,540,000	1,694,169
Netflix, Inc.:
4.625%, 5/15/2029	EUR	185,000	285,124
6.375%, 5/15/2029		100,000	129,313
Sprint Corp., 7.25%, 9/15/2021		800,000	826,400
The Goldman Sachs Group, Inc., "A", REG S, 3-month EURIBOR plus 1.0%, 0.457% (c), 7/27/2021	EUR	352,000	429,096
T-Mobile U.S.A., Inc., 6.0%, 3/1/2023		1,000,000	1,001,250
U.S. Treasury Notes:
1.5%, 9/30/2021 (d)		4,000,000	4,036,875
1.625%, 12/31/2021 (d)		4,000,000	4,055,313
2.375%, 5/15/2029		2,957,000	3,298,210
2.75%, 4/30/2023		1,000,000	1,058,398
VeriSign, Inc., 5.25%, 4/1/2025		300,000	338,625
Verizon Communications, Inc., 2.625%, 8/15/2026		800,000	868,754
(Cost $22,626,781)			23,542,009
Total Bonds (Cost $37,201,126)			39,073,087

	Shares	Value ($)

Exchange-Traded Funds 4.5%
iShares Nasdaq Biotechnology ETF (e)	8,005	1,285,923
SPDR Gold MiniShares Trust	400,000	7,336,000
Total Exchange-Traded Funds (Cost $8,444,453)		8,621,923

Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (f) (g) (Cost $1,310,000)	1,310,000	1,310,000

Cash Equivalents 20.6%
DWS Central Cash Management Government Fund, 0.05% (f) (Cost $39,461,919)	39,461,919	39,461,919

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $171,172,067)	99.3	189,903,132
Other Assets and Liabilities, Net	0.7	1,369,067
Net Assets	100.0	191,272,199
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2021 are as follows:
Value ($) at 10/31/2020	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 1/31/2021	Value ($) at 1/31/2021
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (f) (g)
5,843,600	—	4,533,600 (h)	—	—	4,408	—	1,310,000	1,310,000
Cash Equivalents 20.6%
DWS Central Cash Management Government Fund, 0.05% (f)
41,650,529	15,223,629	17,412,239	—	—	9,081	—	39,461,919	39,461,919
47,494,129	15,223,629	21,945,839	—	—	13,489	—	40,771,919	40,771,919
*	Non-income producing security.
(a)	Listed on the New York Stock Exchange.
(b)	Principal amount stated in U.S. dollars unless otherwise noted.
(c)	Variable or floating rate security. These securities are shown at their current rate as of January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(d)	At January 31, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2021 amounted to $1,285,120, which is 0.7% of net assets.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended January 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
EURIBOR: Euro Interbank Offered Rate
OFZ: Obigatyi Federal novo Zaima (Federal Loan Obligations)
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
At January 31, 2021, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	3/22/2021	28	3,861,594	3,836,875	24,719
CAC 40 Index	EUR	2/19/2021	10	685,741	654,832	30,909
DAX Index	EUR	3/19/2021	19	7,838,741	7,748,453	90,288
S&P 500 E-Mini Index	USD	3/19/2021	37	6,837,244	6,854,620	(17,376)
U.S. Treasury Long Bond	USD	3/22/2021	11	1,854,847	1,855,906	(1,059)
Total net unrealized appreciation						127,481
At January 31, 2021, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	1,011,617	CHF	897,986	2/26/2021	(2,796)	Royal Bank of Canada
EUR	39,622,310	USD	48,066,854	2/26/2021	(42,241)	Royal Bank of Canada
USD	1,201,588	GBP	874,707	2/26/2021	(2,964)	Royal Bank of Canada
USD	1,030,344	NOK	8,821,067	2/26/2021	(494)	Toronto-Dominion Bank
Total unrealized depreciation					(48,495)
Currency Abbreviation(s)

CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
RUB	Russian Ruble
USD	United States Dollar

At January 31, 2021 the DWS Global Macro Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Common Stocks and Corporate Bonds
Information Technology	25,343,369	21%
Health Care	19,112,475	16%
Communication Services	15,953,418	13%
Consumer Discretionary	13,616,654	12%
Financials	9,798,805	8%
Industrials	9,340,774	8%
Utilities	8,882,727	8%
Materials	8,617,565	7%
Consumer Staples	4,221,377	4%
Real Estate	3,925,700	3%
Total	118,812,864	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
China	$2,253,757	$1,672,961	$—	$3,926,718
France	—	10,299,650	—	10,299,650
Germany	—	28,908,733	—	28,908,733
Ireland	1,503,020	—	—	1,503,020
Japan	—	3,522,355	—	3,522,355
Korea	—	2,071,363	—	2,071,363
Netherlands	—	1,216,711	—	1,216,711
Spain	—	2,648,771	—	2,648,771
Switzerland	1,531,127	5,446,286	—	6,977,413
Taiwan	—	6,688,369	—	6,688,369
United Kingdom	1,329,577	3,900,286	—	5,229,863
United States	28,443,237	—	—	28,443,237
Bonds	—	39,073,087	—	39,073,087
Exchange-Traded Funds	8,621,923	—	—	8,621,923
Short-Term Investments (a)	40,771,919	—	—	40,771,919
Derivatives (b)
Futures Contracts	145,916	—	—	145,916
Total	$84,600,476	$105,448,572	$—	$190,049,048
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(18,435)	$—	$—	$(18,435)
Forward Foreign Currency Contracts	—	(48,495)	—	(48,495)
Total	$(18,435)	$(48,495)	$—	$(66,930)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives
The following table presents, by major type of derivative contract, the unrealized depreciation of the Fund's derivative instruments as of January 31, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Equity Contracts	$ —	$ 103,821
Interest Rate Contracts	$ —	$ 23,660
Foreign Exchange Contracts	$ (48,495)	$ —
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closedend funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGMF-PH1
R-080548-1 (1/23)